Loss per share - Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to common shareholders	¥ (69,434)	$ (10,754)	¥ (91,446)
Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to Class A and Class B common shareholders	(54,429)	(8,430)	(71,306)
Net loss attributable to common shareholders	¥ (54,429)	$ (8,430)	¥ (71,306)
Weighted average number of shares used in calculating basic and diluted loss per share	61,668,577	61,668,577	60,190,846
Basic and diluted loss per share | (per share)	¥ (0.88)	$ (0.14)	¥ (1.18)
Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to Class A and Class B common shareholders	¥ (15,005)	$ (2,324)	¥ (20,140)
Net loss attributable to common shareholders	¥ (15,005)	$ (2,324)	¥ (20,140)
Weighted average number of shares used in calculating basic and diluted loss per share	17,000,189	17,000,189	17,000,189
Basic and diluted loss per share | (per share)	¥ (0.88)	$ (0.14)	¥ (1.18)